UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2013 to April 30, 2014

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2014
  (unaudited)

■  CREDIT SUISSE
COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from November 1, 2013 to April 30, 2014, is accurate and complete.

Kenneth J. Lohsen, Managing Director
Credit Suisse Asset Management, LLC,
Commodity Pool Operator for the Credit Suisse Commodity ACCESS
Strategy Fund

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund") for the six-months ended April 30, 2014.

Performance Summary
11/01/13 – 04/30/14

Fund & Benchmark	Performance
Class I1	4.95%
Class A1,2	4.85%
Class C1,2	4.46%
Credit Suisse Commodity Benchmark Total Return Index[3]	7.16%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review: A positive period for commodities

The six-months ended April 30, 2014, was a positive period for commodities, with the Credit Suisse Commodity Benchmark Total Return Index ("CSCB Index") up 7.16%, and 23 out of 34 constituents trading higher.

For the six-month ended April 30, 2014, the Fund underperformed the CSCB Index by 2.21%, net of fees and expenses. This underperformance was largely due to spread positioning within the energy sector and underweight positions in industrial metals and livestock. However, overweight positions in the precious metals sector helped to offset some of the losses.

Agriculture was the best performing sector, up 17.46%, led by coffee. Arabica and Robusta coffee increased 83.86% and 51.42%, respectively, due to continued and mounting concerns that abnormally dry weather in Brazil's southeast region raised the prospect of a global supply deficit for 2014/15 and potentially the following season as well. Brazil experienced its driest summer since 1972, and reportedly had the hottest January on record, according to its national meteorological institute. The drought in Brazil also affected soybean supplies and the U.S. Department of Agriculture ("USDA") reported that U.S. export sales of soybeans were up sharply, mainly driven by demand from China. The USDA also reduced its U.S. production expectations for cotton and corn while both sector constituents saw strong global demand.

1

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Livestock increased 13.64% for the period. Lean hogs gained as the PED virus continues to spread across the United States and Canada, reducing pork supply expectations. News that Russia may resume pork imports also supported gains. In addition, the USDA's January livestock report revealed the number of cattle on feed at the start of the 2014 was down 5.4% compared to January 2013.

Energy ended the period 5.76% higher. Natural gas increased 39.70%, following an extremely cold winter throughout the U.S., which sharply increased heating demand and reduced inventory levels. As of April, supplies remained at about half of their normal level. Gasoline also increased due to low inventory levels, near-term production issues, and expectations of strong U.S. demand as summer approaches. WTI crude oil gained as pipeline capacity came online, helping to reduce the discount of WTI to other crude oil grades. Heightened tensions in the Ukraine also added some risk premium to the sector.

Industrial metals were relatively flat, declining 0.53%. COMEX and LME Copper decreased 8.35% and 7.92%, respectively, after Chinese factory figures showed the 2013 year-end slowdown stretched into January, generating demand concerns. Reports of tighter property lending standards and a depreciating Chinese Yuan also increased Chinese demand concerns. In fact, China saw its first ever domestic corporate bond default in March, adding to existing concerns over the state of the Chinese economy. Meanwhile, nickel increased amid concerns over supply restrictions as a result of potential sanctions against Russia, as well as the current ban on Indonesian ore exports. Zinc also increased slightly as a global production deficit is expected to widen in 2014, limiting supplies.

Precious metals decreased 2.11%. Investors continued to move away from silver and gold as safe havens as the U.S. economy showed further signs of recovery. Silver declined the most, down 12.79%, as the U.S. Dollar strengthened following the March Federal Open Market Committee meeting. Fed Chair Janet Yellen suggested the U.S. Federal Reserve may end its bond-buying program in the fall of 2014, and could start raising interest rates around six months later, dampening the appeal of precious metals as a hedge against inflation.

Outlook: Anticipating continuing diversification benefits

Commodities continued an upward trajectory in April, exhibiting uncorrelated returns with traditional asset classes. It is noteworthy that the gains commodities have made thus far in 2014 have coincided with a period of lower than expected GDP growth for China. If this were 2012 or even 2013, sluggish data out of China would most likely have weighed heavily on commodities, making any fundamental idiosyncratic drivers of individual commodities insignificant. Instead, one-off, event-driven risks which negatively affected supplies have been

2

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

reflected in commodity return dynamics (i.e. extreme weather in Brazil potentially affecting coffee and soybean production, geopolitical instability in the Ukraine affecting wheat and energy commodities, and cold winter weather threatening U.S. natural gas supplies). We believe that commodity markets have adapted to China's more modest pace of growth. If and when Chinese growth troughs, any advances here may support further upside to the commodities asset class.

There is an increasing possibility that domestic market core inflation may increase as improving growth prospects begin to reverse the persistent disinflation that has been present in many economies over the past few years. The April Federal Open Market Committee meeting was uneventful as the committee chose to taper its purchases by an additional $10 billion per month, leaving purchases at $45 billion per month. Additionally, recent nonfarm payroll numbers have been above consensus expectations, and despite first quarter GDP weakness, risks seem to be skewed to U.S. economic growth coming in stronger than anticipated going forward. Consumer confidence continues to recover and is near pre-crisis levels, while labor conditions also continue to improve. Total Industry Capacity utilization also continued to increase in March, reaching its highest level since June 2008. The risk of inflation overshooting expectations is elevated. As a result, we believe investors will continue to benefit from the diversification benefits commodities offer as part of a portfolio.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, liquidity risk, interest rate risk, market risk, credit risk, focus risk, futures contracts risk, leveraging risk, portfolio turnover risk, short position risk, structured note risk, swap agreements risk and tax risk. Gains

3

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (0.10%). Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 3.46%.

3  Credit Suisse Commodities Benchmark Total Return Index is composed of futures contracts on five physical commodity asset classes and short term Treasury Bills. An index does not have transactions costs; investors may not invest directly in an index.

4

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Average Annual Returns as of April 30, 20141

	1 Year	Since Inception[2]
Class I	6.78%	(1.52)%
Class A Without Sales Charge	6.46%	(1.77)%
Class A With Maximum Sales Charge	1.36%	(4.74)%
Class C Without CDSC	5.72%	(2.47)%
Class C With CDSC	4.72%	(2.47)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.66% for Class I shares, 1.91% for Class A shares and 2.66% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2015.

2  Inception Date September 28, 2012.

5

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six months ended April 30, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,049.50	$1,048.50	$1,044.60
Expenses Paid per $1,000*	$4.57	$5.84	$9.63
Hypothetical 5% Fund Return
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,020.33	$1,019.09	$1,015.37
Expenses Paid per $1,000*	$4.51	$5.76	$9.49
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	74.43%
United States Treasury Obligations	16.36%
Short-term Investment[1]	9.21%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

7

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (67.7%)
$500	Fannie Mae Discount Notes	(AA+, Aaa)	06/02/14	0.097	$499,957
300	Fannie Mae Discount Notes	(AA+, Aaa)	08/18/14	0.130	299,973
1,500	Fannie Mae Discount Notes	(AA+, Aaa)	09/15/14	0.120	1,499,772
500	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.240	500,619
500	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/15	0.182	500,541
500	Federal Farm Credit Banks#	(AA+, Aaa)	08/25/15	0.160	500,275
400	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	400,712
500	Federal Farm Credit Banks#	(AA+, Aaa)	10/26/15	0.150	500,187
300	Federal Farm Credit Banks#	(AA+, Aaa)	02/18/16	0.160	300,263
600	Federal Farm Credit Banks#	(AA+, Aaa)	02/26/16	0.260	601,321
850	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.170	850,915
900	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	902,033
1,500	Federal Farm Credit Banks#	(AA+, Aaa)	06/02/16	0.182	1,501,878
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	1,002,544
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	1,002,292
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	1,002,385
850	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	852,002
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	1,001,677
500	Federal Farm Credit Banks#	(AA+, Aaa)	09/14/16	0.173	500,427
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	10/11/16	0.171	1,000,789
800	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	801,841
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/03/17	0.181	1,000,823
1,039	Federal Farm Credit Banks#	(AA+, Aaa)	01/17/17	0.201	1,040,426
500	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	01/23/15	0.151	499,741
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/25/15	0.119	999,180
500	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	500,243
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.200	500,533
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	500,662
800	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	801,108
1,000	Federal Home Loan Banks	(AA+, Aaa)	10/14/15	0.230	999,797
900	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.160	900,760
300	Federal Home Loan Banks	(AA+, Aaa)	07/28/16	0.600	300,153
500	Federal Home Loan Banks	(AA+, Aaa)	09/12/16	0.650	499,966
900	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	902,295
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	500,847
1,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.625	1,505,640
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	500,663
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	500,821
1,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	1,000,036
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	500,114
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/16	0.725	600,587
1,001	Federal National Mortgage Association	(AA+, Aaa)	12/19/14	0.750	1,005,140
570	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.162	570,420
1,080	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.172	1,081,005
2,300	Federal National Mortgage Association#^^	(AA+, Aaa)	08/15/16	0.172	2,302,125
500	Freddie Mac Discount Notes	(AA+, Aaa)	06/18/14	0.117	499,922
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	09/11/14	0.060	999,852

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$1,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/16/15	0.121	$999,494
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/23/15	0.121	999,481
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $38,991,109)					39,034,237
UNITED STATES TREASURY OBLIGATIONS (14.9%)
1,000	United States Treasury Floating Rate Notes#	(AA+, Aaa)	01/31/16	0.065	999,671
500	United States Treasury Notes^^	(AA+, Aaa)	12/15/14	0.250	500,595
500	United States Treasury Notes^^*	(AA+, Aaa)	06/30/15	0.375	501,416
500	United States Treasury Notes^^*	(AA+, Aaa)	07/15/15	0.250	500,644
1,800	United States Treasury Notes^^*	(AA+, Aaa)	08/31/15	0.375	1,804,921
1,500	United States Treasury Notes^^*	(AA+, Aaa)	09/30/15	1.250	1,522,500
500	United States Treasury Notes	(AA+, Aaa)	11/30/15	0.250	500,020
1,100	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	1,095,961
1,000	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	1,001,758
150	United States Treasury Notes	(AA+, Aaa)	01/15/17	0.750	150,018
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $8,574,295)					8,577,504
SHORT-TERM INVESTMENT (8.3%)
$4,828	State Street Bank and Trust Co. Euro Time Deposit^^		05/01/14	0.010	$4,828,000
TOTAL SHORT-TERM INVESTMENT (Cost $4,828,000)					4,828,000
TOTAL INVESTMENTS AT VALUE (90.9%) (Cost $52,393,404)					52,439,741
OTHER ASSETS IN EXCESS OF LIABILITIES (9.1%)					5,243,131
NET ASSETS (100.0%)					$57,682,872

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2014.

^^  Security or portion thereof held in the subsidiary (See note 1).

*  At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments at value (Cost $52,393,404) (Note 2)	$52,439,741
Cash	934
Cash segregated held at brokers for futures contracts and swap contracts	5,543,091
Variation margin receivable on futures contracts (Note 2)	438,771
Unrealized appreciation on open swap contracts (Note 2)	128,988
Interest receivable	21,788
Receivable for fund shares sold	49
Prepaid expenses and other assets	48,129
Total Assets	58,621,491
Liabilities
Advisory fee payable (Note 3)	16,891
Administrative services fee payable (Note 3)	13,488
Shareholder servicing/Distribution fee payable (Note 3)	178
Unrealized depreciation on open swap contracts (Note 2)	425,967
Payable for investments purchased	400,847
Accrued expenses	81,248
Total Liabilities	938,619
Net Assets
Capital stock, $.001 par value (Note 6)	5,910
Paid-in capital (Note 6)	55,547,494
Accumulated net investment loss	(284,628)
Accumulated net realized gain from investments, futures contracts and swap contracts	2,094,387
Net unrealized appreciation from investments, futures contracts and swap contracts	319,709
Net Assets	$57,682,872
I Shares
Net assets	$57,241,521
Shares outstanding	5,864,841
Net asset value and offering price per share	$9.76
A Shares
Net assets	$300,560
Shares outstanding	30,917
Net asset value and redemption price per share	$9.72
Maximum offering price per share (net asset value/(1-4.75%))	$10.20
C Shares
Net assets	$140,791
Shares outstanding	14,656
Net asset value, offering price and redemption price per share	$9.61

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2014 (unaudited)

Investment Income (Note 2)
Interest	$37,725
Total investment income	37,725
Expenses
Investment advisory fees (Note 3)	158,317
Administrative services fees (Note 3)	26,018
Shareholder servicing/Distribution fees (Note 3)
Class A	327
Class C	658
Registration fees	36,693
Legal fees	35,994
Audit and tax fees	25,668
Trustees' fees	17,488
Printing fees (Note 3)	11,437
Transfer agent fees (Note 3)	6,045
Custodian fees	5,949
Insurance expense	610
Commitment fees (Note 4)	36
Miscellaneous expense	3,770
Total expenses	329,010
Less: fees waived (Note 3)	(149,918)
Net expenses	179,092
Net investment loss	(141,367)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	28,826
Net realized loss from futures contracts	(310,209)
Net realized gain from swap contracts	2,400,011
Net change in unrealized appreciation (depreciation) from investments	26,937
Net change in unrealized appreciation (depreciation) from futures contracts	364,221
Net change in unrealized appreciation (depreciation) from swap contracts	(57,223)
Net realized and unrealized gain from investments, futures contracts and swap contracts	2,452,563
Net increase in net assets resulting from operations	$2,311,196

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (unaudited)	For the Year Ended October 31, 2013
From Operations
Net investment loss	$(141,367)	$(160,605)
Net realized gain (loss) from investments, futures contracts and swap contracts	2,118,628	(247,929)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	333,935	123,587
Net increase (decrease) in net assets resulting from operations	2,311,196	(284,947)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	31,763,702	3,144,796
Net asset value of shares redeemed	(462,541)	(1,488)
Net increase in net assets from capital share transactions	31,301,161	3,143,308
Net increase in net assets	33,612,357	2,858,361
Net Assets
Beginning of period	24,070,515	21,212,154
End of period	$57,682,872	$24,070,515
Accumulated net investment loss	$(284,628)	$(143,261)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.30	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.03)	(0.06)	(0.01)
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.49	(0.04)	(0.59)
Total from investment operations	0.46	(0.10)	(0.60)
Net asset value, end of period	$9.76	$9.30	$9.40
Total return[3]	4.95%	(1.06)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$57,242	$23,711	$21,020
Ratio of net expenses to average net assets	0.90%[4]	0.90%	0.90%[4]
Ratio of net investment loss to average net assets	(0.71)%[4]	(0.69)%	(0.77)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.76%[4]	1.56%	3.64%[4]
Portfolio turnover rate	80%	79%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.27	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.05)	(0.09)	(0.01)
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.50	(0.04)	(0.59)
Total from investment operations	0.45	(0.13)	(0.60)
Net asset value, end of period	$9.72	$9.27	$9.40
Total return[3]	4.85%	(1.38)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$301	$237	$94
Ratio of net expenses to average net assets	1.15%[4]	1.15%	1.15%[4]
Ratio of net investment loss to average net assets	(0.96)%[4]	(0.93)%	(1.02)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.76%[4]	1.56%	3.64%[4]
Portfolio turnover rate	80%	79%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.20	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.08)	(0.16)	(0.01)
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.49	(0.04)	(0.59)
Total from investment operations	0.41	(0.20)	(0.60)
Net asset value, end of period	$9.61	$9.20	$9.40
Total return[3]	4.46%	(2.13)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$141	$122	$98
Ratio of net expenses to average net assets	1.90%[4]	1.90%	1.90%[4]
Ratio of net investment loss to average net assets	(1.71)%[4]	(1.68)%	(1.77)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.76%[4]	1.56%	3.64%[4]
Portfolio turnover rate	80%	79%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. Effective September 20, 2012, the name of the Trust has changed from Credit Suisse Commodity Return Strategy Fund.

Credit Suisse, the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity ACCESS Strategy Fund I, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2014, the Fund held $10,805,780 in the Subsidiary, representing 18.7% of the Fund's Consolidated net assets. See footnotes 2G and 2H for derivatives held through the subsidiary and see Consolidated Schedule of Investments for other securities held through the subsidiary. For the six months ended April 30, 2014, the realized gain on securities held in the subsidiary was $2,089,802.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

16

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction

17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$39,034,237	$—	$39,034,237
United States Treasury Obligations	—	8,577,504	—	8,577,504
Short-term Investment	—	4,828,000	—	4,828,000
Other Financial Instruments*
Futures Contracts	570,351	—	—	570,351
Swap Contracts	—	(296,979)	—	(296,979)
	$570,351	$52,142,762	$—	$52,713,113

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary. For the six months ended April 30, 2014, the Consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2014

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$1,341,440	*	Unrealized depreciation on futures contracts	$771,089	*
	Unrealized appreciation on open swap contracts	128,988		Unrealized depreciation on open swap contracts	425,967
		$1,470,428			$1,197,056

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only the current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(310,209)	Net change in unrealized appreciation (depreciation) from futures contracts	$364,221
	Net realized gain from swap contracts	2,400,011	Net change in unrealized appreciation (depreciation) from swap contracts	(57,223)
		$2,089,802		$306,998

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The notional amount of futures contracts and swap contracts at the period ended April 30, 2014 are reflected in the Notes to Consolidated Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month ended throughout the reporting period averaged approximately 88.5% and 122.8%, respectively of net assets of the Consolidated Fund.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(c)	Net Amount of Derivative Assets
UBS	$128,998	$—	$—	$(128,998)	$—
Exchange Traded Futures(b)	1,341,440	—	—	—	1,341,440
	$1,470,428	$—	$—	$(128,998)	$1,341,440

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities
Barclays	$18,018	$—	$—	$(18,018)	$—
Goldman Sachs	386,183	—	—	(386,183)	—
JPMorgan Chase	21,766	—	—	(21,766)	—
Exchange Traded Futures(b)	771,089	—	—	—	771,089
	$1,197,056	$—	$—	$(425,967)	$771,089

(a)  Swap contracts are included.

(b)  Includes financial instruments (futures) which are not subject to a master netting arrangement, or another similar arrangement.

(c)  The actual collateral received and/or pledged may be more than the amounts shown.

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin)

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2014, the Fund had the following open futures contracts and the amount of restricted cash held at brokers was $1,133,091:

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
	USD	Nov 2014	$2,618,175	$124,337
Energy
	USD	Jul 2014	7,875,650	$(104,529)
	USD	Dec 2014	9,208,210	419,492
				$314,963
Industrial Metals
	USD	May 2014	2,307,564	$511,732
	USD	Jun 2014	1,497,150	(4,991)
				$506,741
Livestock
	USD	Jul 2014	3,133,440	$116,051
Contracts to Sell
Agriculture
	USD	Jul 2014	(3,176,775)	$(137,770)
Energy
	USD	Jun 2014	(9,674,780)	$165,875
Industrial Metals
	USD	May 2014	(2,307,564)	$(523,799)
	USD	Jun 2014	(1,497,150)	3,953
				$(519,846)
Net unrealized appreciation (depreciation)				$570,351

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

H) SWAPS — The Fund may enter into commodity index swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. At April 30, 2014, the Fund had the following

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

outstanding swap contracts and the amount of restricted cash held at brokers was $4,410,000:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$10,794,176	05/28/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(18,018)
USD	$11,000,000	05/02/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(357,722)
USD	$17,084,503	05/28/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(28,461)
USD	$13,048,208	05/28/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(21,766)
USD	$25,025,000	05/02/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	128,988
						$(296,979)

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2014, there were no securities out on loan. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.80% of the Fund's average daily net assets. For the six months ended April 30, 2014, investment advisory fees earned and fees waived/expenses reimbursed were $158,317 and $149,918, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2015. Credit Suisse contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2014, co-administrative services fees earned by Credit Suisse were $17,811.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $8,207.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $327 for Class A shares and $658 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2014, the Fund reimbursed Credit Suisse $6,163, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2014, CSSU and its affiliates advised the Fund that it retained $17 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2014, Merrill was paid $13,991 for its services by the Fund. This amount was included in the printing fees presented on the Consolidated Statement of Operations.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $20 million for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the six months ended

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 4. Line of Credit

April 30, 2014, the Fund had no borrowings outstanding under the Credit Facility.

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of U.S. Government and Agency Obligations were $41,921,993 and $19,266,726, respectively.

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$52,393,404
Unrealized appreciation	$47,270
Unrealized depreciation	(933)
Net unrealized appreciation (depreciation)	$46,337

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	3,359,938	$31,677,103	315,651	$2,977,135
Shares redeemed	(45,586)	(441,333)	(163)	(1,488)
Net increase	3,314,352	$31,235,770	315,488	$2,975,647
	Class A
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	7,615	$73,449	15,608	$142,161
Shares redeemed	(2,306)	(21,208)	—	—
Net increase	5,309	$52,241	15,608	$142,161

28

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	1,417	$13,150	2,813	$25,500
Net increase	1,417	$13,150	2,813	$25,500

Prior to February 1, 2014, the Fund Imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the six months ended April 30, 2014 and the year ended October 31, 2013, the Fund did not receive any redemption fees. On February 1, 2014, the Fund eliminated the redemption fee.

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	3	*	97%
Class A	2	*	92%
Class C	1		97%

* This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

30

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

31

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Fund, the Board, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 11 and 12, 2013, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.80% of the Fund's average daily net assets ("Gross Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.15%, 1.90% and 0.90% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2014.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 – Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

32

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund since inception, along with comparisons both to the Expense Group and the Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to

33

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Net Management Fee, the Gross Advisory Fee and the net total expenses were all below the median of the Expense Group, and the Gross Management Fee was at the median of the Expense Group. The Board also considered the demands, complexity and quality of the investment management of the Fund, and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

•  The Fund performance was above the median of the Expense Group for the year-to-date and one-year periods ended September 30, 2013. The Fund also outperformed its Morningstar Category average for the year-to-date and one-year periods ended September 30, 2013.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

34

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

35

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

36

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

37

Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-SAR-0414

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2014
  (unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from November 1, 2013 to April 30, 2014, is accurate and complete.

Kenneth J. Lohsen, Managing Director
Credit Suisse Asset Management, LLC,
Commodity Pool Operator for the Credit Suisse Commodity Return
Strategy Fund

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2014 (unaudited)

June 23, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the six-months ended April 30, 2014.

Performance Summary
11/01/13 – 04/30/14

Fund & Benchmark	Performance
Class I1	9.02%
Class A1,2	8.85%
Class C1,2	8.45%
Dow Jones-UBS Commodity Index Total Return[3]	10.07%
Standard & Poor's 500 Index[4]	8.36%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review: A positive period for commodities

The six-months ended April 30, 2014 was a positive period for commodities, with the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") up 10.07%, with 16 out of 22 Index constituents trading higher.

The DJ-UBS Index, the Fund's benchmark, is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The DJ-UBS Index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year. The Fund seeks total return and is designed to achieve positive total return relative to the performance of the DJ-UBS Index. To do so, the Fund invests in commodity-linked derivative instruments and fixed-income securities.

For the six-months ended April 30, 2014, the Fund underperformed the DJ-UBS Index by 1.05%, net of fees and expenses. Roll and spread-based commodity strategies detracted 0.75% versus the benchmark, while the management of the underlying cash added 0.14%. Within the fund's commodity exposure, forward curve positioning in the energy and agriculture sectors had a negative impact on performance while positioning in livestock contributed positively to performance.

Agriculture was the best performing sector, up 17.36%, led by coffee. Coffee increased 84.81% due to continued and mounting concerns that abnormally dry weather in Brazil's southeast region raised the prospect of a global supply deficit

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

for 2014/15 and potentially the following season as well. Brazil experienced its driest summer since 1972, and reportedly had the hottest January on record, according to its national meteorological institute. The drought in Brazil also affected soybean supplies — soybean meal rose 35.66% — and the U.S. Department of Agriculture ("USDA") reported that U.S. export sales of soybeans were up sharply, mainly driven by demand from China. The USDA also reduced its U.S. production expectations for cotton and corn while both sector constituents saw strong global demand.

Energy ended the period 15.03% higher. Natural gas increased 41.61% following an extremely cold winter throughout the U.S., which sharply increased heating demand and reduced inventory levels. As of April, supplies remained at about half of their normal level. Gasoline also increased due to low inventory levels, near-term production issues, and expectations of strong U.S. demand as summer approaches. WTI crude oil gained as pipeline capacity came online, helping to reduce the discount of WTI to other crude oil grades. Heightened tensions in the Ukraine also added some risk premium to the sector.

Livestock increased 10.95% for the period. Lean hogs gained as the PED virus continued to spread across the United States and Canada, reducing pork supply expectations. News that Russia may resume pork imports also supported gains. In addition, the USDA's January livestock report revealed the number of cattle on feed at the start of the 2014 was down 5.4% compared to January 2013.

Industrial metals decreased slightly by 1.84%. Copper decreased 8.06% after Chinese factory figures showed the 2013 year-end slowdown stretched into January, generating demand concerns. Reports of tighter property lending standards and a depreciating Chinese Yuan also increased Chinese demand concerns. In fact, China saw its first ever domestic corporate bond default in March, adding to existing concerns over the state of the Chinese economy. Zinc also increased slightly as a global production deficit is expected to widen in 2014, limiting supplies.

Precious metals decreased 5.03%. Investors continued to move away from silver and gold as safe havens as the U.S. economy showed further signs of recovery. Silver declined the most, down 12.84%, as the U.S. Dollar strengthened following the March Federal Open Market Committee meeting. Fed Chair Janet Yellen suggested the U.S. Federal Reserve may end its bond-buying program in the fall of 2014, and could start raising interest rates around six months later, dampening the appeal of precious metals as a hedge against inflation.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Outlook: Anticipating continuing diversification benefits

Commodities continued an upward trajectory in April, exhibiting uncorrelated returns with traditional asset classes. It is noteworthy that the gains commodities have made thus far in 2014 have coincided with a period of lower than expected GDP growth for China. If this were 2012 or even 2013, sluggish data out of China would most likely have weighed heavily on commodities, making any fundamental idiosyncratic drivers of individual commodities insignificant. Instead, one-off, event-driven risks which negatively affected supplies have been reflected in commodity return dynamics (i.e. extreme weather in Brazil potentially affecting coffee and soybean production, geopolitical instability in the Ukraine affecting wheat and energy commodities, and cold winter weather threatening U.S. natural gas supplies). We believe that commodity markets have adapted to China's more modest pace of growth. If and when Chinese growth troughs, any advances here may support further upside to the commodities asset class.

There is an increasing possibility that domestic market core inflation may increase as improving growth prospects begin to reverse the persistent disinflation that has been present in many economies over the past few years. The April Federal Open Market Committee meeting was uneventful as the committee chose to taper its purchases by an additional $10 billion per month, leaving purchases at $45 billion per month. Additionally, recent nonfarm payroll numbers have been above consensus expectations, and despite first quarter GDP weakness, risks seem to be skewed to U.S. economic growth coming in stronger than anticipated going forward. Consumer confidence continues to recover and is near pre-crisis levels, while labor conditions also continue to improve. Total Industry Capacity utilization also continued to increase in March, reaching its highest level since June 2008. The risk of inflation overshooting expectations is elevated. As a result, we believe investors will continue to benefit from the diversification benefits commodities offer as part of a portfolio.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 3.61%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 7.45%.

3  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 22 physical commodities. An index does not have transaction costs; investors may not invest directly in an index. Effective July 1, 2014, the Dow Jones-UBS Commodity Index Total Return was renamed to the Bloomberg Commodity Index Total Return. There is no change to the calculation and construction methodology of the index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors. An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Average Annual Returns as of April 30, 20141

	1 Year	5 Years	Since Inception[2]
Class I	2.08%	4.40%	0.77%
Class A Without Sales Charge	1.97%	4.15%	0.52%
Class A With Maximum Sales Charge	(2.88)%	3.15%	(0.01)%
Class C Without CDSC	1.09%	3.36%	(0.22)%
Class C With CDSC	0.09%	3.36%	(0.22)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Inception Date December 30, 2004.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six months ended April 30, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,090.20	$1,088.50	$1,084.50
Expenses Paid per $1,000*	$4.15	$5.44	$9.30
Hypothetical 5% Fund Return
Beginning Account Value 11/01/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/14	$1,020.83	$1,019.59	$1,015.87
Expenses Paid per $1,000*	$4.01	$5.26	$9.00
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2014 (unaudited)

Sector Breakdown*

United States Agency Obligations	76.08%
United States Treasury Obligations	15.12%
Commodity Indexed Structured Notes	3.72%
Short-term Investments[1]	5.08%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2014.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (3.6%)
$25,700	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A1)	05/18/15	0.550	$25,932,662
55,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A1)	05/21/15	0.550	55,474,100
26,600	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes‡#	(A, A2)	03/02/15	0.120	33,340,440
30,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes‡#	(A, A2)	03/12/15	0.110	36,918,000
43,300	Svensk Exportkredit AB, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	02/02/15	0.235	54,422,970
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $180,600,000)					206,088,172
UNITED STATES AGENCY OBLIGATIONS (74.4%)
70,200	Fannie Mae Discount Notes	(AA+, Aaa)	06/02/14	0.097	70,193,932
64,500	Fannie Mae Discount Notes	(AA+, Aaa)	08/18/14	0.131	64,494,130
20,800	Fannie Mae Discount Notes^^	(AA+, Aaa)	09/02/14	0.139	20,797,130
82,650	Fannie Mae Discount Notes	(AA+, Aaa)	09/15/14	0.120	82,637,437
24,000	Fannie Mae Discount Notes^^	(AA+, Aaa)	10/01/14	0.120	23,995,920
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	05/05/15	0.240	50,061,950
40,100	Federal Farm Credit Banks#	(AA+, Aaa)	08/25/15	0.160	40,122,095
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	09/21/15	0.250	50,088,950
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	10/26/15	0.150	50,018,750
44,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/01/16	0.250	44,087,648
61,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	02/18/16	0.160	61,053,375
54,400	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.170	54,458,534
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	50,112,950
82,200	Federal Farm Credit Banks#	(AA+, Aaa)	05/02/16	0.177	82,297,571
73,300	Federal Farm Credit Banks#^^	(AA+, Aaa)	06/02/16	0.182	73,391,772
75,900	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	76,093,090
64,250	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	64,397,261
87,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	88,009,403
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	50,117,750
83,100	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	83,239,359
20,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	08/26/16	0.172	20,018,220
92,165	Federal Farm Credit Banks#	(AA+, Aaa)	09/14/16	0.173	92,243,709
56,400	Federal Farm Credit Banks#	(AA+, Aaa)	10/11/16	0.171	56,444,500
62,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	62,142,662
152,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	11/21/16	0.247	152,399,912
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/06/16	0.248	100,258,000
70,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/03/17	0.181	70,057,610
15,500	Federal Farm Credit Banks#	(AA+, Aaa)	01/17/17	0.201	15,521,266
65,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/21/14	0.110	65,495,997
20,505	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	01/23/15	0.151	20,494,358
111,500	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	03/25/15	0.119	111,408,570
45,000	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.120	45,008,685
71,000	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	71,034,506
20,000	Federal Home Loan Banks^^	(AA+, Aaa)	10/17/14	0.140	20,005,700

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$21,570	Federal Home Loan Banks^^	(AA+, Aaa)	12/12/14	2.750	$21,919,606
50,000	Federal Home Loan Banks#	(AA+, Aaa)	08/14/15	0.220	50,065,850
110,000	Federal Home Loan Banks#^^	(AA+, Aaa)	08/19/15	0.200	110,117,370
70,600	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	70,693,545
10,000	Federal Home Loan Banks#^^	(AA+, Aaa)	10/01/15	0.210	10,012,380
170,900	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	171,136,696
67,000	Federal Home Loan Banks	(AA+, Aaa)	10/14/15	0.230	66,986,399
66,500	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.160	66,556,126
30,000	Federal Home Loan Banks	(AA+, Aaa)	07/28/16	0.600	30,015,330
47,150	Federal Home Loan Banks	(AA+, Aaa)	09/12/16	0.650	47,146,747
51,950	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	52,082,472
18,650	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/03/14	0.320	18,674,208
90,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	90,152,550
101,735	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/29/14	0.625	102,117,524
70,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	70,793,748
90,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	90,147,780
10,000	Federal Home Loan Mortgage Corp.#^^	(AA+, Aaa)	10/16/15	0.132	10,009,710
61,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	61,002,196
56,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	56,012,824
134,155	Federal National Mortgage Association^^	(AA+, Aaa)	12/19/14	0.750	134,709,865
74,800	Federal National Mortgage Association^^	(AA+, Aaa)	03/16/15	0.375	74,979,296
136,500	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.162	136,600,464
119,500	Federal National Mortgage Association#^^	(AA+, Aaa)	08/12/16	0.172	119,611,254
117,800	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.172	117,908,847
10,000	Federal National Mortgage Association^^	(AA+, Aaa)	08/16/16	0.172	10,003,560
62,500	Freddie Mac Discount Notes^^	(AA+, Aaa)	06/18/14	0.118	62,490,193
100,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	09/11/14	0.060	99,985,200
108,700	Freddie Mac Discount Notes^^	(AA+, Aaa)	01/16/15	0.121	108,644,998
70,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	01/23/15	0.121	69,963,670
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,208,246,045)					4,212,743,110
UNITED STATES TREASURY OBLIGATIONS (14.8%)
15,000	United States Treasury Bills^^	(AA+, Aaa)	06/19/14	0.049	14,998,999
28,500	United States Treasury Bills^^	(AA+, Aaa)	09/18/14	0.105	28,496,951
125,000	United States Treasury Floating Rate Notes#^^	(AA+, Aaa)	01/31/16	0.065	124,958,875
22,000	United States Treasury Notes^^	(AA+, Aaa)	05/15/14	1.000	22,007,440
25,000	United States Treasury Notes^^	(AA+, Aaa)	07/15/14	0.625	25,030,750
35,000	United States Treasury Notes^^	(AA+, Aaa)	07/31/14	2.625	35,227,640
25,000	United States Treasury Notes^^	(AA+, Aaa)	08/15/14	4.250	25,308,600
26,500	United States Treasury Notes^^	(AA+, Aaa)	08/31/14	0.250	26,518,126
30,000	United States Treasury Notes^^	(AA+, Aaa)	12/15/14	0.250	30,035,730
20,000	United States Treasury Notes^^	(AA+, Aaa)	01/15/15	0.250	20,025,400
22,100	United States Treasury Notes^^	(AA+, Aaa)	06/30/15	0.375	22,162,587
35,500	United States Treasury Notes^^	(AA+, Aaa)	07/15/15	0.250	35,545,760
105,000	United States Treasury Notes§^^	(AA+, Aaa)	08/31/15	0.375	105,287,070
60,000	United States Treasury Notes	(AA+, Aaa)	09/30/15	1.250	60,900,000
50,000	United States Treasury Notes	(AA+, Aaa)	11/30/15	0.250	50,001,950

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$82,900	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	$82,595,591
68,250	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	68,369,983
60,000	United States Treasury Notes§	(AA+, Aaa)	01/15/17	0.750	60,007,020
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $836,988,910)					837,478,472
Number of Shares
SHORT-TERM INVESTMENTS (6.5%)
84,261,279	State Street Navigator Prime Portfolio, 0.14%§§				84,261,279
Par (000)			Maturity	Rate%
$281,137	State Street Bank and Trust Co. Euro Time Deposit^^		05/01/14	0.010	281,137,000
TOTAL SHORT-TERM INVESTMENTS (Cost $365,398,279)					365,398,279
TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $5,591,233,234)					5,621,708,033
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)					38,715,799
NET ASSETS (100.0%)					$5,660,423,832

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2014.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities amounted to a value of $70,258,440 or 1.2% of net assets.

^^  Security or portion thereof held in the subsidiary (See note 1).

§  Security or portion thereof is out on loan (See note 2-J).

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2014.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2014 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $84,261,279 (Cost $5,591,233,234) (Note 2)	$5,621,708,033[1]
Cash	836
Cash segregated held at brokers for futures contracts and swap contracts	165,415,242
Receivable for fund shares sold	16,073,712
Interest receivable	2,986,965
Prepaid expenses and other assets	370,493
Total Assets	5,806,555,281
Liabilities
Advisory fee payable (Note 3)	2,632,361
Administrative services fee payable (Note 3)	634,601
Shareholder servicing/Distribution fee payable (Note 3)	72,943
Payable upon return of securities loaned (Note 2)	84,261,279
Payable for investments purchased	45,763,345
Payable for fund shares redeemed	5,669,737
Variation margin payable on future contracts (Note 2)	2,415,212
Unrealized depreciation on open swap contracts (Note 2)	1,513,651
Trustees' fee payable	8,790
Accrued expenses	3,159,530
Total Liabilities	146,131,449
Net Assets
Capital stock, $.001 par value (Note 6)	720,890
Paid-in capital (Note 6)	5,339,939,847
Accumulated net investment loss	(42,773,630)
Accumulated net realized gain from investments, futures contracts and swap contracts	327,925,383
Net unrealized appreciation from investments, futures contracts and swap contracts	34,611,342
Net Assets	$5,660,423,832
I Shares
Net assets	$5,430,122,519
Shares outstanding	691,053,875
Net asset value, offering price and redemption price per share	$7.86
A Shares
Net assets	$210,286,044
Shares outstanding	27,146,238
Net asset value and redemption price per share	$7.75
Maximum offering price per share (net asset value/(1-4.75%))	$8.14
C Shares
Net assets	$20,015,269
Shares outstanding	2,690,086
Net asset value and offering price per share	$7.44

1  Including $82,576,527 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2014 (unaudited)

Investment Income (Note 2)
Interest	$5,889,726
Securities lending (net of rebates)	81,165
Total investment income	5,970,891
Expenses
Investment advisory fees (Note 3)	13,028,569
Administrative services fees (Note 3)	2,752,111
Shareholder servicing/Distribution fees (Note 3)
Class A	361,034
Class C	97,725
Transfer agent fees (Note 3)	4,552,596
Printing fees (Note 3)	263,463
Registration fees	171,581
Custodian fees	131,441
Insurance expense	62,731
Legal fees	39,162
Audit and tax fees	28,819
Trustees' fees	15,525
Commitment fees (Note 4)	8,142
Miscellaneous expense	28,345
Total expenses	21,541,244
Less: fees waived (Note 3)	(236,775)
Net expenses	21,304,469
Net investment loss	(15,333,578)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(32,303,617)
Net realized loss from futures contracts	(6,566,059)
Net realized gain from swap contracts	393,016,189
Net change in unrealized appreciation (depreciation) from investments	86,564,679
Net change in unrealized appreciation (depreciation) from futures contracts	(1,156,039)
Net change in unrealized appreciation (depreciation) from swap contracts	46,324,115
Net realized and unrealized gain from investments, futures contracts and swap contracts	485,879,268
Net increase in net assets resulting from operations	$470,545,690

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (unaudited)	For the Year Ended October 31, 2013
From Operations
Net investment loss	$(15,333,578)	$(31,086,552)
Net realized gain (loss) from investments, futures contracts and swap contracts	354,146,513	(616,181,494)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	131,732,755	(49,342,684)
Net increase (decrease) in net assets resulting from operations	470,545,690	(696,610,730)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,726,974,439	3,099,077,263
Net asset value of shares redeemed	(1,592,465,876)	(2,789,351,279)[1]
Net increase in net assets from capital share transactions	134,508,563	309,725,984
Net increase (decrease) in net assets	605,054,253	(386,884,746)
Net Assets
Beginning of period	5,055,369,579	5,442,254,325
End of period	$5,660,423,832	$5,055,369,579
Accumulated net investment loss	$(42,773,630)	$(27,440,052)

1  Net of $282,590 of redemption fees retained by the Fund.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.21	$8.22	$8.69	$9.12	$8.64	$8.61
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.04)	(0.05)	(0.05)[4]	(0.04)[4]	(0.01)[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.67	(0.97)	(0.41)	0.29[4]	1.06[4]	0.09[4]
Total from investment operations	0.65	(1.01)	(0.46)	0.24	1.02	0.08
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.67)	(0.54)	(0.05)
Distributions from net realized gains	—	—	(0.01)	—	—	—
Total dividends and distributions	—	—	(0.01)	(0.67)	(0.54)	(0.05)
Net asset value, end of period	$7.86	$7.21	$8.22	$8.69	$9.12	$8.64
Total return[3]	9.02%	(12.29)%	(5.26)%	2.47%	12.14%	1.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,430,123	$4,730,828	$4,818,146	$4,779,638	$3,099,449	$1,911,091
Ratio of net expenses to average net assets	0.80%[5]	0.78%	0.80%	0.79%[4]	0.70%[4]	0.70%[4]
Ratio of net investment loss to average net assets	(0.57)%[5]	(0.55)%	(0.56)%	(0.59)%[4]	(0.47)%[4]	(0.15)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	—%	0.01%	0.03%[4]	0.13%[4]	0.15%[4]
Portfolio turnover rate	58%	99%	84%	165%	104%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01%, 0.01% and 0.01% for the years ended October 31, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.07%, 0.04% and 0.03% for the years ended October 31, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.12	$8.14	$8.62	$9.07	$8.62	$8.61
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.06)	(0.07)	(0.08)[4]	(0.06)[4]	(0.02)[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.66	(0.96)	(0.40)	0.30[4]	1.05[4]	0.07[4]
Total from investment operations	0.63	(1.02)	(0.47)	0.22	0.99	0.05
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.67)	(0.54)	(0.04)
Distributions from net realized gains	—	—	(0.01)	—	—	—
Total dividends and distributions	—	—	(0.01)	(0.67)	(0.54)	(0.04)
Net asset value, end of period	$7.75	$7.12	$8.14	$8.62	$9.07	$8.62
Total return[3]	8.85%	(12.53)%	(5.42)%	2.24%	11.80%	0.68%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$210,286	$304,274	$591,661	$1,108,846	$705,895	$350,204
Ratio of net expenses to average net assets	1.05%[5]	1.03%	1.05%	1.04%[4]	0.95%[4]	0.95%[4]
Ratio of net investment loss to average net assets	(0.82)%[5]	(0.80)%	(0.82)%	(0.84)%[4]	(0.72)%[4]	(0.29)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	—%	0.01%	0.03%[4]	0.13%[4]	0.15%[4]
Portfolio turnover rate	58%	99%	84%	165%	104%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01%, 0.02% and 0.01% for the years ended October 31, 2009, 2010, and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.08%, 0.04% and 0.04% for the years ended October 31, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2014	For the Year Ended October 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$6.86	$7.90	$8.44	$8.96	$8.57	$8.61
INVESTMENT OPERATIONS
Net investment loss[1]	(0.05)	(0.11)	(0.12)	(0.14)[4]	(0.12)[4]	(0.08)[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.63	(0.93)	(0.41)	0.29[4]	1.05[4]	0.07[4]
Total from investment operations	0.58	(1.04)	(0.53)	0.15	0.93	(0.01)
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.67)	(0.54)	(0.03)
Distributions from net realized gains	—	—	(0.01)	—	—	—
Total dividends and distributions	—	—	(0.01)	(0.67)	(0.54)	(0.03)
Net asset value, end of period	$7.44	$6.86	$7.90	$8.44	$8.96	$8.57
Total return[3]	8.45%	(13.16)%	(6.25)%	1.44%	11.14%	(0.07)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$20,015	$20,267	$32,447	$46,250	$31,852	$22,035
Ratio of net expenses to average net assets	1.80%[5]	1.78%	1.80%	1.79%[4]	1.70%[4]	1.70%[4]
Ratio of net investment loss to average net assets	(1.57)%[5]	(1.55)%	(1.57)%	(1.59)%[4]	(1.47)%[4]	(0.97)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	—%	0.01%	0.03%[4]	0.13%[4]	0.15%[4]
Portfolio turnover rate	58%	99%	84%	165%	104%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01%, 0.01% and 0.01% for the years ended October 31, 2009, 2010, and 2011, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.07%, 0.04% and 0.03% for the years ended October 31, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. Effective September 20, 2012, the name of the Trust was changed from Credit Suisse Commodity Return Strategy Fund.

Credit Suisse, the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2014, the Fund held $1,099,034,368 in the Subsidiary, representing 19.4% of the Fund's Consolidated net assets. See footnotes 2G and 2H for derivatives held through the subsidiary and see Consolidated Schedule of Investments for other securities held through the subsidiary. For the six months ended April 30, 2014, the realized gain on securities held in the subsidiary was $386,450,130.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward contracts are valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$206,088,172	$—	$206,088,172
United States Agency Obligations	—	4,212,743,110	—	4,212,743,110
United States Treasury Obligations	—	837,478,472	—	837,478,472
Short-term Investments	—	365,398,279	—	365,398,279
Other Financial Instruments*
Futures Contracts	5,650,194	—	—	5,650,194
Swap Contracts	—	(1,513,651)	—	(1,513,651)
	$5,650,194	$5,620,194,382	$—	$5,625,844,576

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary. For the six months ended April 30, 2014, the consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2014

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$7,347,905	*	Unrealized depreciation on futures contracts	$1,697,711	*
	Unrealized appreciation on open swap contracts	—		Unrealized depreciation on open swap contracts	1,513,651
		$7,347,905			$3,211,362

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only the current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(6,566,059)	Net change in unrealized appreciation (depreciation) from futures contracts	$(1,156,039)
	Net realized gain from swap contracts	393,016,189	Net change in unrealized appreciation (depreciation) from swap contracts	46,324,115
		$386,450,130		$45,168,076

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The notional amount of futures contracts and swap contracts at the period ended April 30, 2014 are reflected in the Notes to Consolidated Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month ended throughout the reporting period averaged approximately 5.7% and 92.1%, respectively of net assets of the consolidated Fund.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Exchange Traded Futures(b)	$7,347,905	$—	$—	$—	$7,347,905

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(C)	Cash Collateral Pledged(C)	Net Amount of Derivative Liabilities
Bank of America	$253,830	$—	$—	$(253,830)	$—
Barclays	155,571	—	—	(155,571)	—
BNP Paribas	29,846	—	—	(29,846)	—
CIBC	98,137	—	(98,137)	—	—
Citigroup	204,573	—	—	(204,573)	—
Goldman Sachs	98,573	—	—	(98,573)	—
JPMorgan Chase	192,235	—	—	(192,235)	—
Macquarie	152,444	—	—	(152,444)	—
Morgan Stanley	114,662	—	—	(114,662)	—
Societie Generale	114,258	—	(114,258)	—	—

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(C)	Cash Collateral Pledged(C)	Net Amount of Derivative Liabilities
UBS	$99,522	$—	$—	$(99,522)	$—
Exchange Traded Futures(b)	1,697,711	—	—	—	1,697,711
	$3,211,362	$—	$(212,395)	$(1,301,256)	$1,697,711

(a)  Swap contracts are included.

(b)  Includes financial instruments (futures) which are not subject to a master netting arrangement, or another similar arrangement.

(C)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2014, the Fund had the following open futures contracts and the amount of restricted cash held at the brokers was $2,775,380:

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
	USD	Nov 2014	$32,415,500	$1,528,645
Energy
	USD	Dec 2014	113,726,140	$3,776,840
Contracts to Sell
Agriculture
	USD	Jul 2014	(39,331,500)	$(1,697,711)
Energy
	USD	Jun 2014	(119,488,520)	$2,042,420
Net unrealized appreciation (depreciation)				$5,650,194

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. At April 30, 2014, the Fund had the following

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

outstanding swap contracts and the amount of restricted cash held at brokers was $162,639,862:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$95,249,151	05/28/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(13,327)
USD	$353,912,535	05/28/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(133,478)
USD	$106,597,972	05/28/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(53,836)
USD	$53,619,944	05/28/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(22,210)
USD	$218,842,920	05/28/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(30,979)
USD	$45,795,520	05/28/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(6,558)
USD	$395,101,944	05/28/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(149,013)
USD	$59,427,507	05/28/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(8,484)
USD	$56,529,199	05/28/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(21,362)
USD	$220,995,448	05/28/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(31,647)
USD	$176,295,716	05/28/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(66,490)
USD	$543,208,075	05/28/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(204,573)
USD	$243,489,394	05/28/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(34,602)
USD	$169,371,889	05/28/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(63,971)
USD	$26,433,184	05/28/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,771)
USD	$501,162,069	05/28/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(188,464)
USD	$21,642,193	05/28/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,076)
USD	$400,701,388	05/28/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(149,368)
USD	$362,899,950	05/28/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(51,968)
USD	$166,230,795	05/28/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(62,694)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$253,760,343	05/28/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(36,200)
USD	$207,269,420	05/28/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(78,058)
USD	$270,704,653	05/28/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(38,766)
USD	$161,327,147	05/28/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(60,756)
						$(1,513,651)

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

I) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the DJ-UBS Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2014, the value of these securities comprised 3.6% of the Fund's net assets and resulted in unrealized appreciation (depreciation) of $25,488,172.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2014, the Fund had investment securities on loan with a fair value of $82,576,527 and a related liability of $84,261,279 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. For the six months ended April 30, 2014, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2014, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $95,126, of which $404 was rebated from borrowers (brokers). The Fund retained $81,165 in income from the cash collateral investment, and SSB, as lending agent, was paid $14,365. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2014, investment advisory fees earned and fees waived/expenses reimbursed were $13,028,569 and $236,775, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time. Effective January 1, 2011, Credit Suisse contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2014, co-administrative services fees earned by Credit Suisse were $2,345,143.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $406,968.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2014, the Fund paid Rule 12b-1 distribution fees of $361,034 for Class A shares and $97,725 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2014, the Fund reimbursed Credit Suisse $3,102,608, which is included in the Fund's transfer agent expense.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For the six months ended April 30, 2014, CSSU and its affiliates advised the Fund that it retained $2,477 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2014, Merrill was paid $35,714 for its services by the Fund. This amount was included in the printing fees presented on the Consolidated Statement of Operations.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $20 million for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2014, and during the six months ended April 30, 2014, the Fund had no borrowings outstanding under the Credit Facility.

On May 20, 2014, the Board approved to increase the credit facility from $20 million to $200 million effective June 4, 2014.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$180,600,000	$165,486,739	$2,112,255,487	$2,165,541,971

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 5. Purchases and Sales of Securities

At April 30, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,591,233,234
Unrealized appreciation	$30,564,029
Unrealized depreciation	(89,230)
Net unrealized appreciation(depreciation)	$30,474,799

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	224,467,194	$1,647,816,819	376,472,288	$2,854,250,011
Shares redeemed	(189,400,283)	(1,393,077,705)	(306,308,717)	(2,322,678,327)
Net increase	35,066,911	$254,739,114	70,163,571	$531,571,684
	Class A
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	10,524,310	$76,274,194	31,707,716	$240,394,114
Shares redeemed	(26,097,627)	(194,666,375)	(61,703,647)	(453,780,698)
Net decrease	(15,573,317)	$(118,392,181)	(29,995,931)	$(213,386,584)
	Class C
	For the Six Months Ended April 30, 2014 (unaudited)		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	412,516	$2,883,426	597,627	$4,433,138
Shares redeemed	(676,254)	(4,721,796)	(1,749,181)	(12,892,254)
Net decrease	(263,738)	$(1,838,370)	(1,151,554)	$(8,459,116)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 6. Capital Share Transactions

Prior to February 1, 2014, the Fund imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the six months ended April 30, 2014 and the year ended October 31, 2013, the redemption fees received by the Fund were $0 and $282,590, respectively. On February 1, 2014, the Fund eliminated the redemption fee.

On April 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	60%
Class A	3	58%
Class C	4	73%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2014 (unaudited)

Note 8. Other Matters

companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Fund, the Board, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 11 and 12, 2013, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund (the "Gross Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund, noting that it was not necessary for Credit Suisse to waive any fees during the twelve months ended September 30, 2013. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the Expense Group and the Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Net Management Fee, the Gross Advisory Fee, the Gross Management Fee and the net total expenses were all below the median of the Expense Group, and the Board considered the fees to be reasonable.

•  The Fund performance was above the median of the Expense Group for the year-to-date and one-year periods and was at the median for the five-year period, in each case, ended September 30, 2013. However, the Fund underperformed the median of the Expense Group for the three-year period ended September 30, 2013. The Fund underperformed its Morningstar Category average for the year-to-date, one-, three- and five-year periods ended September 30, 2013. Credit Suisse discussed the reasons for the Fund's underperformance. The Board indicated that it would continue to monitor the Fund's performance.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0414

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2014

/s/ Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	July 1, 2014